Stockholders' Equity (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2014	May 06, 2013	Dec. 31, 2012
Schedule of Stockholders Equity [Line Items]
Common Stock, Shares Authorized	350,000,000	350,000,000		200,000,000
Preferred Stock, Shares Authorized	12,500,000	12,500,000		12,500,000
Increase In Common Stock Shares Authorized	150,000,000
Common Stock, Shares, Issued	180,401,405	216,045,389		113,260,006
Common Stock, Shares, Outstanding	180,401,405	216,045,389		113,260,006
Common Stock, Voting Rights	the holders of more than 50% of the shares voted for the election of directors can elect all of the directors.
Derivative Liability	$ 518,465	$ 2,937,788	$ 4,450,000	$ 1,085,714
Warrant [Member]
Schedule of Stockholders Equity [Line Items]
Derivative Liability	$ 518,433	$ 2,937,788	$ 2,938,000